Employee Benefit Obligations - Summary of Defined Benefit Plans Expense Recognized in Statements of Comprehensive Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Net Defined Benefit Recognized In Consolidated Statement Of Comprehensive Income [Line Items]
Interest cost for defined benefits plan	$ 2,678,300	$ 2,517,406	$ 2,299,944
Other Comprehensive Income [Member]
Disclosure Of Net Defined Benefit Recognized In Consolidated Statement Of Comprehensive Income [Line Items]
Current service cost for defined benefits plan	2,091,205	1,899,660	2,282,226
Interest cost for defined benefits plan	2,678,300	2,517,406	2,299,944
Expenses recognized in the Statement of Income	4,769,505	4,417,066	4,582,170
Gains (losses) from remeasurement of defined benefit plans	(1,716,875)	6,618,514	5,645,532
Total expense recognized in the Statement of Comprehensive Income	$ 3,052,630	$ 11,035,580	$ 10,227,702